Share-based payment reserve (Tables)	12 Months Ended
Jun. 30, 2026
Share-based payment transaction
Schedule of share-based payment expense

		2026	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm

During the year, the following share-based payment expense was recognised in the income statement relating to the equity-settled share-based payment schemes:
Long-term incentives	32.1	869	844	891
Sasol Khanyisa Employee Share Ownership Plan (ESOP): Tier 2 – Qualifying employees	32.2	49	70	95
Equity-settled – recognised directly in equity		918	914	986

Long-term Incentive plan
Share-based payment transaction
Schedule of cash settled share-based payment liability

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Cash settled share-based payment liability
During the year, the following share-based payment expense was reclassified from an equity-settled to a cash-settled share-based payment scheme:
Liability raised¹	275	—	—
Liability paid	(275)	—	—
Closing Balance of cash-settled share-based payment liability	—	—	—
1	The final number of shares to be settled in cash could only be determined once employees had elected whether to sell their shares upon vesting. Accordingly, at the modification date of 20 August 2025, the cash-settled portion was estimated based on the expected elections, subject to the R350 million cap approved by the Remuneration Committee. The movement in the estimated cash-settled liability between 20 August 2025 and the vesting date of 6 September 2025, when the actual employee elections became available, was not material. The liability was ultimately recognised and settled based on the actual amount paid.

Schedule of movements in the number of incentives outstanding

		Weighted average
	Number of	fair value
Movements in the number of cash settled incentives	incentives	Rand
Balance at 30 June 2025	—	—
LTIs reclassified to a cash-settled share-based payment**	2 262 893	124,75
LTIs exercised	(2 199 029)	124,75
Effect of CPTs and LTIs forfeited	(63 864)	125,12
Balance at 30 June 2026*	—	—
*	No incentives outstanding as at 30 June 2026. The exercise price of the once-off cash settled options is R124,75.

**Weighted average fair value at modification date on 20 August 2025.

		Weighted average
	Number of	fair value
Movements in the number of equity incentives outstanding	incentives	Rand
Balance at 30 June 2024*	10 993 197	258,52
LTIs granted	8 423 943	152,52
LTIs exercised	(3 674 018)	240,57
Effect of CPTs and LTIs forfeited	(1 116 914)	211,42
Balance at 30 June 2025*	14 626 208	205,57
LTIs granted	8 020 861	141,50
LTIs exercised	(1 059 766)	231,39
LTIs reclassified to a cash-settled share-based payment**	(2 262 893)	336,83
Effect of CPTs and LTIs forfeited	(577 545)	277,30
Balance at 30 June 2026*	18 746 865	165,83
*	The incentives outstanding as at 30 June 2026 have a weighted average remaining vesting period of 1,5 years (30 June 2025: 1,7 years). The exercise price of these options is Rnil.
**	Weighted average fair value at grant date on 6 September 2022.

Schedule of weighted average market price

	2026	2025
for year ended 30 June	Rand	Rand
Average weighted market price of Equity Settled LTIs vested	125,03	126,36

Schedule of the assumptions used to calculate the average fair value of options granted

Average fair value of incentives granted		2026	2025
Model		Monte-Carlo	Monte-Carlo
Risk-free interest rate – Rand	(%)	6,39 - 6,67	7,04 - 7,76
Risk-free interest rate – US$	(%)	3,43 - 3,64	3,6 - 4,25
Expected volatility	(%)	58,92	45,55
Expected dividend yield	(%)	1,15	4,88
Expected forfeiture rate	(%)	5	5
Expected vesting percentage	(%)	84,12	90,32
Vesting period – top management		3/5 years	3/5 years
Vesting period – all other participants		3 years	3 years